Shareholders' Equity	12 Months Ended
Nov. 30, 2021
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Share Repurchase Program

Under a share repurchase program effective 2004, we had been authorized to repurchase Carnival Corporation common stock and Carnival plc ordinary shares (the “Repurchase Program”). On June 15, 2020, to enhance our liquidity and comply with restrictions in our recent financing transactions, the Boards of Directors terminated the Repurchase Program.

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2020	—	$—	0.2	$10
2019	0.6	$26	12.2	$569

Stock Swap Program

We have a program that allows us to realize a net cash benefit when Carnival Corporation common stock is trading at a premium to the price of Carnival plc ordinary shares (the “Stock Swap Program”).

During 2021, under the Stock Swap Program, we sold 8.9 million shares of Carnival Corporation’s common stock and repurchased the same amount of Carnival plc ordinary shares resulting in net proceeds of $19 million, which were used for general corporate purposes. During 2020 and 2019, there were no sales or repurchases under the Stock Swap Program.

(in millions, except per share data)	Total Number of Shares of Carnival plc Ordinary Shares Purchased (a)	Average Price Paid per Share of Carnival plc Ordinary Share	Maximum Number of Carnival plc Ordinary Shares That May Yet Be Purchased Under the Carnival Corporation Stock Swap Program
2021	8.9	$20.99	9.5

(a) No ordinary shares of Carnival plc were purchased outside of publicly announced plans or programs.

Accumulated Other Comprehensive Income (Loss)

	AOCI
	November 30,
(in millions)	2021	2020	2019
Cumulative foreign currency translation adjustments, net	$(1,501)	$(1,382)	$(1,961)
Unrecognized pension expenses	(45)	(95)	(88)
Net gains (losses) on cash flow derivative hedges	44	41	(18)
	$(1,501)	$(1,436)	$(2,066)

During 2021, 2020 and 2019, there were $7 million, $3 million and $5 million of unrecognized pension expenses that were reclassified out of accumulated other comprehensive loss and were included within payroll and related expenses and selling and administrative expenses.

Dividends

To enhance our liquidity, as well as comply with the dividend restrictions contained in our debt agreements, in 2020 we suspended the payment of dividends on the common stock of Carnival Corporation and the ordinary shares of Carnival plc. We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 28/29	May 31	August 31	November 30
2020
Dividends declared per share	$0.50	$—	$—	$—
Dividends declared	$342	$—	$—	$—

2019
Dividends declared per share	$0.50	$0.50	$0.50	$0.50
Dividends declared	$345	$346	$342	$346

Carnival Corporation’s Articles of Incorporation authorize its Boards of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2021 and 2020, no Carnival Corporation preferred stock or Carnival plc preference shares had been issued.

Public Equity Offerings

In April 2020, we completed a public offering of 71.9 million shares of Carnival Corporation’s common stock at a price per share of $8.00, resulting in net proceeds of $556 million.

In October 2020, we completed our $1.0 billion “at-the-market” (“ATM”) equity offering program that was announced on September 15, 2020, pursuant to which we sold 67.1 million shares of Carnival Corporation common stock.

In November 2020, we completed our $1.5 billion ATM equity offering program that was announced on November 10, 2020, pursuant to which we sold 94.5 million shares of Carnival Corporation common stock.
In February 2021, we completed a public offering of 40.5 million shares of Carnival Corporation’s common stock at a price per share of $25.10, resulting in net proceeds of $996 million.

Since June 2021, we have sold 0.6 million shares of Carnival Corporation common stock at an average price per share of $21.32, resulting in net proceeds of $13 million.